Related Party Transactions (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Nov. 20, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2029	Jun. 30, 2028	Jun. 30, 2027	Nov. 03, 2025
Related Party Transaction [Line Items]
Ownership description		The Company’s President, Ms. Xingxiu Hua, holds 15% ownership of Shanghai Xinsen, which is a rubber product trading expert with 20 years of experience in the auto parts market.		The Company’s President, Ms. Xingxiu Hua, holds 15% ownership of Shanghai Xinsen, which is a rubber product trading expert with 20 years of experience in the auto parts market
Incremental borrowing rate		3.00%		3.00%
Cash insured amount		$ 250,000		$ 250,000
Capital contribution and funding operation		10,715
Registration costs and statutory levies				2,362
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable		4,485,773		2,498,787
Long-term accounts receivable		2,808,035		2,787,131
Other payables - related parties		3,275,091		3,174,291	3,023,625
Long-term accounts receivable balance				2,787,131
C E O And C F O [Member]
Related Party Transaction [Line Items]
Cash insured amount		1,285
Forecast [Member]
Related Party Transaction [Line Items]
Installment payments						$ 1,000,000.0	$ 1,000,000.0	$ 1,000,000.0
RLSP [Member]
Related Party Transaction [Line Items]
Total consideration	$ 3,000,000.0
Payment Extension Agreement [Member]
Related Party Transaction [Line Items]
Accounts payable		992,594							$ 1,643,377
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable		4,485,773		2,498,787
Sales Under Indirect Supply Model One [Member]
Related Party Transaction [Line Items]
Purchases from related party				2,398,185
Sales Under OEM Supply Model [Member]
Related Party Transaction [Line Items]
Accounts receivable				788,834
Sales Under Indirect Supply Model [Member]
Related Party Transaction [Line Items]
Purchases from related party		3,264,924		2,506,196
Sales Under O E M Supply Model One [Member]
Related Party Transaction [Line Items]
Accounts receivable		5,771,120		2,506,196
Vendor C [Member]
Related Party Transaction [Line Items]
Purchases from related party		$ 2,979,579		$ 4,109,128
Shanghai Haozong Rubber & Plastic Technology Co., Ltd [Member] | Jun Tong [Member]
Related Party Transaction [Line Items]
Ownership percentage		30.00%		30.00%
Xinsen Sealing Products (Hangzhou) Co., Ltd [Member] | Shanghai Xinsen [Member]
Related Party Transaction [Line Items]
Ownership percentage		15.00%		15.00%